UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2014

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is as follows:

Ramius Hedged Alpha Fund
(Formerly Ramius Dynamic Replication Fund)
 (Class A: RDRAX)
(Class I: RDRIX)

SEMI-ANNUAL REPORT
April 30, 2014

Ramius Hedged Alpha Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Expense Example	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ramius Hedged Alpha Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.ramiusmutualfunds.com

Ramius Hedged Alpha Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 64.5%
8,200,015	Fidelity Institutional Money Market Fund, 0.045%1	$8,200,015

Principal
Amount
$34,458,631	UMB Money Market Fiduciary, 0.010%1	34,458,631

	TOTAL SHORT-TERM INVESTMENTS (Cost $42,658,646)	42,658,646

	TOTAL INVESTMENTS – 64.5% (Cost $42,658,646)	42,658,646
	Other Assets in Excess of Liabilities – 35.5%	23,497,631

	TOTAL NET ASSETS – 100.0%	$66,156,277

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

SWAP CONTRACTS
EQUITY SWAPS

Counterparty	Reference Entity	Notional Amount	Pay/Receive Total Return on Reference Entity	Financing Rate1	Termination Date	Number of Units	Unrealized Appreciation (Depreciation)
Credit Suisse	Powershares Buyback Achievers Portfolio	$12,142,562	Receive	1-Month USD-LIBOR plus 0.45%	6/4/2014	279,332	$(204)
TOTAL EQUITY SWAPS							$(204)

TOTAL RETURN SWAPS

			Pay/Receive			Premium	Unrealized
		Notional	Total Return on	Financing	Maturity	Paid	Appreciation
Counterparty	Reference Index	Amount	Reference Index	Rate1	Date	(Received)	(Depreciation)
Credit Suisse	CSUSRAM1 Index	18,418,235	Receive	1-Month USD-LIBOR plus 0.45%	8/5/2014	-	(313)
Morgan Stanley	MSIQATDT Index	11,141,063	Receive	1-Month USD-LIBOR plus 0.75%	3/4/2015	-	896
Morgan Stanley	MSIQSMDT Index	13,517,604	Receive	1-Month USD-LIBOR plus 0.65%	4/3/2015	-	(292)
Morgan Stanley	MSUSSFDT Index	14,051,453	Receive	1-Month USD-LIBOR plus 0.75%	4/3/2015	-	(549)
Morgan Stanley	MSUSSPIN Index	6,923,648	Receive	1-Month USD-LIBOR plus 0.55%	11/5/2014	-	(187)
Morgan Stanley	MSUSVALU Index	13,176,682	Receive	1-Month USD-LIBOR plus 0.75%	12/3/2014	-	(438)
TOTAL TOTAL RETURN SWAPS						$-	$(883)

1	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	April 30, 2014	(Depreciation)

(958)	E-mini S&P 500	June 2014	$(89,541,401)	$(89,951,410)	$(410,009)

TOTAL FUTURES CONTRACTS			$(89,541,401)	$(89,951,410)	$(410,009)

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Asset Class	Percent of Total Net Assets
Short-Term Investments	64.5%
Total Investments	64.5%
Other Assets in Excess of Liabilities	35.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $42,658,646)	$42,658,646
Foreign cash, at value (cost $65,678)	66,657
Cash	1,083
Cash segregated with brokers for futures contracts and swap contracts	24,976,121
Receivables:
Fund shares sold	13,076
Unrealized appreciation on open swap contracts	896
Unsettled gain on swap transactions	120,127
Interest	578
Prepaid expenses	17,812
Total assets	67,854,996

Liabilities:
Payables:
Fund shares redeemed	150,451
Unrealized depreciation on open swap contracts	1,983
Unsettled loss on swap transactions	1,035,304
Variation margin	407,873
Advisory fees	46,083
Distribution fees - Class A (Note 7)	76
Fund accounting fees	17,271
Transfer agent fees and expenses	9,410
Auditing fees	8,478
Administration fees	7,710
Custody fees	3,369
Chief Compliance Officer fees	2,400
Trustees' fees and expenses	2,348
Accrued other expenses	5,963
Total liabilities	1,698,719

Net Assets	$66,156,277

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$67,338,378
Accumulated net investment loss	(1,138,663)
Accumulated net realized gain on foreign currency, futures contracts, investments,
securities sold short and swap contracts	366,679
Net unrealized appreciation (depreciation) on:
Foreign currency translations	979
Futures contracts	(410,009)
Swap contracts	(1,087)
Net Assets	$66,156,277

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$72,877
Shares of beneficial interest issued and outstanding	7,655
Redemption price*	9.52
Maximum sales charge (5.50% of offering price)**	0.55
Maximum offering price to public	$10.07

Class I Shares:
Net assets applicable to shares outstanding	$66,083,400
Shares of beneficial interest issued and outstanding	6,892,191
Redemption price	$9.59

*
No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2014 (Unaudited)

Investment Income:
Interest	$2,674
Dividends	1,552
Total investment income	4,226

Expenses:
Advisory fees	222,221
Fund accounting fees	31,573
Administration fees	24,573
Transfer agent fees and expenses	22,089
Legal fees	20,927
Registration fees	14,546
Miscellaneous	9,338
Auditing fees	8,446
Shareholder reporting fees	7,821
Custody fees	4,861
Chief Compliance Officer fees	4,305
Trustees' fees and expenses	2,329
Interest expense	920
Insurance fees	879
Distribution fees - Class A (Note 7)	89

Total expenses	374,917
Advisory fees waived	(103,378)
Net expenses	271,539
Net investment loss	(267,313)

Realized and Unrealized Gain (Loss) on Foreign Currency, Futures Contracts, Investments,
and Swap Contracts:
Net realized gain (loss) on:
Foreign currency transactions	(2,184)
Futures contracts	(911,462)
Investments	890,517
Swap contracts	1,265,164
Net realized gain	1,242,035
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	2,288
Futures contracts	(78,998)
Investments	(947,544)
Swap contracts	(872,437)
Net change in unrealized appreciation/depreciation	(1,896,691)
Net realized and unrealized loss on foreign currency, futures contracts, investments,
and swap contracts	(654,656)

Net Decrease in Net Assets from Operations	$(921,969)

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2014	For the Year Ended
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(267,313)	$(612,680)
Net realized gain on foreign currency transactions, futures contracts,
investments and swap contracts	1,242,035	2,755,627
Net change in unrealized appreciation/depreciation on foreign currency translations,
investments, futures contracts and swap contracts	(1,896,691)	(161,218)
Net increase (decrease) in net assets resulting from operations	(921,969)	1,981,729

Distributions to Shareholders:
From net realized gain:
Class A	(1,602)	(138)
Class I	(723,589)	(753,328)
Total distributions	(725,191)	(753,466)

Capital Transactions:
Net proceeds from shares sold:
Class A	22,931	52,902
Class I	42,902,952	7,278,439
Reinvestment of distributions:
Class A	1,430	26
Class I	705,989	748,616
Cost of shares redeemed:
Class A1	(4,430)	(11,798)
Class I2	(16,497,534)	(47,472,603)
Net increase (decrease) in net assets from capital transactions	27,131,338	(39,404,418)

Total increase (decrease) in net assets	25,484,178	(38,176,155)

Net Assets:
Beginning of period	40,672,099	78,848,254
End of period	$66,156,277	$40,672,099

Accumulated net investment loss	$(1,138,663)	$(871,350)

Capital Share Transactions:
Shares sold:
Class A	2,319	5,498
Class I	4,381,696	750,725
Shares reinvested:
Class A	147	3
Class I	71,893	77,496
Shares redeemed:
Class A	(455)	(1,210)
Class I	(1,676,867)	(4,890,665)
Net increase (decrease) in capital share transactions	2,778,733	(4,058,153)

1	Net of redemption fee proceeds of $0 and $0, respectively.
2	Net of redemption fee proceeds of $1,351 and $2,790, respectively.

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013	For the Year Ended October 31, 2012	For the Year Ended October 31, 2011		For the Period July 22, 2010* through October 31, 2010
Net asset value, beginning of period	$9.82	$9.61	$9.80	$10.08		$10.00
Income from Investment Operations:
Net investment loss1	(0.08)	(0.13)	(0.07)	(0.05)		(0.01)
Net realized and unrealized gain (loss) on investments	(0.01)	0.44	0.02	(0.20)		0.09
Total from investment operations	(0.09)	0.31	(0.05)	(0.25)		0.08

Less Distributions:
From net investment income	-	-	(0.02)	(0.01)		-
From net realized gain	(0.21)	(0.10)	(0.12)	(0.02)		-
Total distributions	(0.21)	(0.10)	(0.14)	(0.03)		-

Redemption fee proceeds	-	-	-	-	2	- [2]

Net asset value, end of period	$9.52	$9.82	$9.61	$9.80		$10.08

Total return3	(0.98)%[4]	3.27%	(0.52)%	(2.51)%		0.80%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$73	$55	$13	$46		$41

Ratio of expenses before fees waived including interest expense and dividends on securities sold short to average net assets	2.19%[5]	2.02%	1.86%	1.86%		1.94%[5]
Ratio of expenses after fees waived including interest expense and dividends on securities sold short to average net assets	1.65%[5]	1.68%	1.74%	1.68%		1.76%[5]
Ratio of expenses after fees waived excluding interest expense and dividends on securities sold short to average net assets	1.65%[5]	1.65%	1.65%	1.65%		1.65%[5]
Ratio of net investment loss after fees waived including interest expense and dividends on securities sold short to average net assets	(1.63)%[5]	(1.30)%	(0.74)%	(0.52)%		(0.68)%[5]

Portfolio turnover rate	27%[4]	112%	127%	374%		141%[4]

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more.  Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1% on certain purchases of $1 million or more that are redeemed within 18 months of the date of purchase.  If these sales loads and CDSC were included total returns would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013	For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Period July 22, 2010* through October 31, 2010
Net asset value, beginning of period	$9.87	$9.64	$9.82	$10.08	$10.00
Income from Investment Operations:
Net investment loss1	(0.07)	(0.10)	(0.05)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	-	0.43	0.03	(0.20)	0.09
Total from investment operations	(0.07)	0.33	(0.02)	(0.23)	0.08

Less Distributions:
From net investment income	-	-	(0.04)	(0.01)	-
From net realized gain	(0.21)	(0.10)	(0.12)	(0.02)	-
Total distributions	(0.21)	(0.10)	(0.16)	(0.03)	-

Redemption fee proceeds	- [2]	- [2]	- [2]	- [2]	-

Net asset value, end of period	$9.59	$9.87	$9.64	$9.82	$10.08

Total return3	(0.77)%[4]	3.47%	(0.19)%	(2.29)%	0.80%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$66,083	$40,617	$78,835	$128,260	$132,967

Ratio of expenses before fees waived including interest expense and dividends on securities sold short to average net assets	1.94%[5]	1.77%	1.61%	1.61%	1.69%[5]
Ratio of expenses after fees waived including interest expense and dividends on securities sold short to average net assets	1.40%[5]	1.43%	1.49%	1.43%	1.51%[5]
Ratio of expenses after fees waived excluding interest expense and dividends on securities sold short to average net assets	1.40%[5]	1.40%	1.40%	1.40%	1.40%[5]
Ratio of net investment loss after fees waived including interest expense and dividends on securities sold short to average net assets	(1.38)%[5]	(1.05)%	(0.49)%	(0.27)%	(0.43)%[5]

Portfolio turnover rate	27%[4]	112%	127%	374%	141%[4]

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Note 1 – Organization
Ramius Hedged Alpha Fund (formerly known as Ramius Dynamic Replication Fund) (the ''Fund'') was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the "Trust") which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").  The Fund's primary investment objective seeks to achieve positive returns over a market cycle while minimizing broad equity market risk. The Fund commenced investment operations on July 22, 2010, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter ("OTC") market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP").  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund's assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund's advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

(c) Short Sales
The Fund may engage in short sales that are "uncovered".  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(d) Exchange-Traded Notes
Exchange-Traded Notes ("ETNs") are debt securities that combine certain aspects of Exchange-Traded Funds ("ETFs") and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(e) Total Return Swap Contracts
The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

(f) Money Market Investments
The Fund invests a significant amount (52.1% as of April 30, 2014) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publically traded on open markets.

The Fund invests a significant amount (12.4% as of April 30, 2014) in the Fidelity Institutional Money Market Fund ("FMPXX").  FMPXX Invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector.

(g) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, futures contracts or swap contracts, the Fund may be required to maintain collateral in various forms. At April 30, 2014, such collateral is denoted in the Fund's Statement of Assets and Liabilities. Also in conjunction with the use of short sales, options, futures contracts or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At April 30, 2014, these segregated margin deposit accounts are denoted in the Fund's Statement of Assets and Liabilities.

(h) Foreign Currency Translation
The Fund's records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund's NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

(i) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund's current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the "Agreement") with Ramius Alternative Solutions LLC (the "Advisor").  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.15% of the Fund's average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.65% and 1.40% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is effective until March 1, 2015, and may be terminated by the Trust's Board of Trustees.

For the six months ended April 30, 2014, the Advisor waived $103,378 of its advisory fees.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund's expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At April 30, 2014, the amount of these potentially recoverable expenses was $645,019.  The Advisor may recapture all or a portion of this amount no later than October 31 of the years stated below:

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

2014	$213,399
2015	131,186
2016	197,056
2017	103,378

IMST Distributors, LLC serves as the Fund's distributor; UMB Fund Services, Inc. ("UMBFS") serves as the Fund's fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation ("MFAC") serves as the Fund's other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund's custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund's co-administrators.  For the six months ended April 30, 2014, the Fund's allocated fees incurred for Trustees who are not affiliated with the Fund's co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer ("CCO") services to the Trust.  The Fund's allocated fees incurred for CCO services for the six months ended April 30, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2014, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$42,658,646

Gross unrealized appreciation	$-
Gross unrealized depreciation	-

Net unrealized depreciation on investments	$-

As of October 31, 2013, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$45,762
Undistributed long-term capital gains	679,139
Tax accumulated earnings	724,901

Accumulated capital and other losses	-
Net unrealized depreciation on investments	(258,532)
Net unrealized depreciation on foreign currency	(1,310)
Total accumulated earnings	$465,059

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax character of distributions paid during the years ended October 31, 2013 and 2012 was as follows:

	2013	2012
Distributions paid from:
Ordinary income	$115,416	$1,439,116
Long-term capital gains	638,050	627,288
Total distributions paid	$753,466	$2,066,404

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase.  For the six months ended April 30, 2014, the Fund received $1,351 in redemption fees.

Note 6 – Investment Transactions
For the six months ended April 30, 2014, purchases and sales of investments, excluding short-term investments, futures contracts, securities sold short and swap contracts, were $208,651 and $5,130,167, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended April 30, 2014, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund's investments.  These inputs are summarized into three broad Levels as described below:

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2014, in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$42,658,646	$-	$-	$42,658,646
Total Investments	42,658,646	-	-	42,658,646
Other Financial Instruments*
Total Return Swap Contracts	-	896	-	896
Total Other Financial Instruments	-	896	-	896
Total Assets	$42,658,646	$896	$-	$42,659,542

Liabilities
Other Financial Instruments*
Futures Contracts	$410,009	$-	$-	$410,009
Equity Swap Contracts	-	204	-	204
Total Return Swap Contracts	-	1,779	-	1,779
Total Liabilities	$410,009	$1,983	$-	$411,992

*
Other financial instruments are derivative instruments such as futures contracts and swap contracts.  Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effects on the Fund's financial position, performance and cash flows. The Fund invested in futures contracts and swap contracts during the six months ended April 30, 2014.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of April 30, 2014 by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	$896	$1,983
Variation margin	Equity contracts	-	407,873
Total		$896	$409,856

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Swap Contracts	Total
Commodity contracts	$-	$(24,343)	$(24,343)
Credit contracts	-	161,960	161,960
Equity contracts	(911,462)	1,336,051	424,589
Foreign exchange contracts	-	(16,351)	(16,351)
Volatility contracts	-	(192,153)	(192,153)
Total	$(911,462)	$1,265,164	$353,702

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Swap Contracts	Total
Commodity contracts	$-	$6,592	$6,592
Credit contracts	-	(83,084)	(83,084)
Equity contracts	(78,998)	(827,684)	(906,682)
Foreign exchange contracts	-	4,103	4,103
Volatility contracts	-	27,636	27,636
Total	$(78,998)	$(872,437)	$(951,435)

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (Unaudited)

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with an International Swaps and Derivatives Association, Inc. Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments' payables and/or receivables against each other and/or with collateral, which is generally held by the Fund's custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund's Statement of Assets and Liabilities ("SAL") presents derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below.  Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description/Financial Instrument	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
Unrealized appreciation on open swap contracts – asset receivable	Morgan Stanley	$896	$(896)	$-	$-

Unrealized depreciation on open futures contracts – liability payable		410,009	-	(410,009)	-

Unrealized depreciation on open swap contracts – liability payable	Credit Suisse	517	-	(517)	-
	Morgan Stanley	1,466	(896)	(570)	-

Total collateral amount presented in the SAL is $24,976,121, resulting in collateral in excess of net unrealized depreciation on open swap contracts and futures contracts of $24,565,025 which may include initial margin, variation margin, and/or excess collateral.

Ramius Hedged Alpha Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund's related events and transactions that occurred through the date of issuance of the Fund's financial statements.

At a meeting of the Board of Trustees of Investment Managers Series Trust (the "Trust") held on June 19, 2014, John P. Zader indicated that he would be retiring from UMB Fund Services, Inc. on June 27, 2014, and resigned as President of the Trust, and the Board of Trustees appointed Maureen Quill, Executive Vice President of UMB Fund Services, Inc., as President of the Trust effective June 20, 2014.  Mr. Zader will continue as a Trustee of the Trust.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund's financial statements.

Ramius Hedged Alpha Fund
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/13 to 4/30/14.

Actual Expenses
The information in the row titled "Actual Performance" of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled "Hypothetical (5% annual return before expenses)" of the table below provides hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	Actual Performance	$1,000.00	$990.20	$8.15
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.61	8.25
Class I	Actual Performance	1,000.00	992.30	6.92
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.85	7.01

*
Expenses are equal to the Fund's annualized expense ratio of 1.65% and 1.40% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ramius Hedged Alpha Fund
a series of the Investment Managers Series Trust

Investment Advisor
Ramius Alternative Solutions LLC
599 Lexington Avenue
 New York, New York  10022

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.Foreside.com

FUND INFORMATION

	TICKER	CUSIP
Ramius Hedged Alpha Fund – Class A	RDRAX	461 418 725
Ramius Hedged Alpha Fund – Class I	RDRIX	461 418 717

Privacy Principles of the Ramius Hedged Alpha Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ramius Hedged Alpha Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 6RAMIUS or on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 6RAMIUS or by accessing the Fund's Form N-PX on the SEC's website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (877) 6RAMIUS.  The Fund's Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Ramius Hedged Alpha Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 6RAMIUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant's Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/8/2014